ProShares Nasdaq-100 Income Accelerator ETF Investment Risks - ProShares Nasdaq-100 Income Accelerator ETF	May 31, 2026
Prospectus [Line Items]
Risk [Text Block]	Principal Risks○Swap Risk — Like all derivatives, the use of swaps may expose the Fund to greater counterparty risk and correlation risk. The terms of a swap agreement between the Fund and a counterparty may permit the counterparty to immediately close out the transaction with the Fund, including intraday (for example, if the Index has a dramatic intraday move that causes a material decline in the Fund’s net assets). Such terminations may be more likely when the underlying asset is highly concentrated like the Index. If an agreement is terminated, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve its investment objective.●Equity and Market Risk — The Fund’s investment strategy provides indirect exposure to equity markets. Equity markets are volatile, and the value of equity securities and other instruments correlated with equity markets may fluctuate dramatically from day to day. Equity markets are subject to corporate, political, regulatory, market, social, geopolitical and economic developments, including changes in interest and currency rates, inflation (or expectations for inflation), deflation (or expectations for deflation), global demand for particular products or resources, market instability, debt crises, embargoes, tariffs, sanctions and other trade barriers, regulatory or governmental trade or market control programs, recessions, supply chain disruptions, labor disturbances, environmental or man-made disasters, war, terrorism, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), social unrest and other unforeseeable events.
Investment Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Laddered Autocallable Strategy Risk – The Index replicates the performance of a “laddered autocallable” investment strategy. A laddered autocallable strategy involves purchasing multiple autocallable notes with staggered maturities. A laddered autocallable strategy may not perform as expected if market conditions are unfavorable over an extended period, including in periods where market performance is positive. A laddered autocallable strategy may not perform as expected if multiple autocallable notes experience losses at the same time or if scheduled rebalancing occurs at a time of rapidly changing market conditions. The Fund’s performance is not directly linked to the performance of the Nasdaq-100 Index. The Fund may underperform the Nasdaq-100 Index. The Fund may lose money even when the Nasdaq-100 Index rises. Because the Index reflects the performance of this strategy, investors should understand that risks associated with autocallable notes are inherent in the Index’s design.
Autocallable Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Autocallable Risk – Autocallable notes are debt instruments that differ in significant ways from traditional fixed income instruments. The embedded features (e.g., barrier, non-call period, and autocall level) of autocallable notes mean that in exchange for the higher level of income typically provided by these notes, investors are exposed to the risk that adverse market conditions may interrupt income payments or, in the worst case, result in principal loss. In addition, these embedded features limit an autocallable note’s potential to appreciate in value. Autocallable notes offer no guarantee of either return of capital or income distributions. If the autocall feature is triggered, an investor foregoes any remaining income associated with that note and may not be able to obtain exposure to an autocallable note that pays the same level of income. In addition, autocallable notes may generate significantly less income, or may not generate income at all during adverse market conditions.
Barrier Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Barrier Risk – At maturity, if the underlying of an autocallable note (i.e., the Underlying Index) has fallen below the barrier (i.e., 35%), the principal value invested in the autocallable note is fully exposed to the losses of the underlying, relative to the initial level. For example, if the Underlying Index has declined 45% at the maturity of a particular autocallable note which has a 35% barrier, the note would lose 45% of its value. An autocallable note may return a principal amount significantly less than the initial principal investment and may not return any principal. The Fund may experience losses even if the Underlying Index has not fallen below the barrier.
Monthly Distribution Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Monthly Distribution Risk – The Fund seeks to make distributions each month of an amount that reflects the income earned by the Index’s laddered autocallable strategy (net of Fund expenses) as measured by the Income Only Index, a sub-index that measures the income received by the Index from autocallables. However, there is no guarantee that the Fund will make such distributions and the amount of such distributions, if any, may vary significantly from month to month. In addition, the Fund intends to make monthly distributions that generally reflect the income measured by the Income Only Index without regard to market conditions or the level of gains and income in the Fund. As a result of its monthly distributions and the investment strategy of the Fund, some or all of such distributions may be characterized as a return of capital for financial reporting and tax purposes. Similarly, some or all of the Fund’s distributions may be characterized as ordinary income for financial reporting and tax purposes. A return of capital is the portion of the Fund’s distributions representing the return of your investment in the Fund. A return of capital is generally tax-free to the extent of a shareholder’s basis in the Fund’s shares and reduces the shareholder’s basis in their shares. There is no guarantee the Fund will make return of capital distributions. A return of capital results in a higher capital gain or lower capital loss when the shares on which the return of capital distribution was received are sold. After a shareholder’s basis in the shares has been reduced to zero, return of capital distributions will be treated as gain from the sale of the shareholder’s shares. Finally, when the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time, particularly when the amount of the distributions, if any, exceeds any gains by the Fund. As a result, over time, an investor may experience a significant reduction in principal.
Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Derivatives Risk — Investing in derivatives to obtain exposure may be considered aggressive and may expose the Fund to greater risks including counterparty risk and correlation risk. The Fund may lose money if its derivatives do not perform as expected and may even lose money if they do perform as expected. Any costs associated with using derivatives will reduce the Fund’s return.
Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Leverage Risk — The Underlying Index uses leverage and will lose more money when the value of the Nasdaq-100 Index falls than a similar index that does not use leverage. The use of leverage increases the risk of a total loss of your investment. As a result, an investment in the Fund may not be suitable for all investors. The use of leverage increases the volatility of your returns. The cost of obtaining this leverage will lower your returns.
Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Counterparty Risk — The Fund may lose money if a counterparty does not meet its contractual obligations. Such losses may be significant.
Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the Index. Fees, expenses, transaction costs, among other factors, will adversely impact the Fund’s ability to meet its investment objective. In addition, the Fund’s exposure may not be consistent with the Index. For example, the Fund may not have exposure to all of the securities in the Index, its weighting of securities may be different from that of the Index, and it may invest in instruments not included in the Index.
Concentration-Focus Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Industry Concentration Risk — The Index may have a significant portion of its value in issuers in an industry or group of industries. The Fund will allocate its investments to approximately the same extent as the Index. As a result, the Fund may be subject to greater market fluctuations than a fund that is more broadly invested across industries. As of May 31, 2026, the Index had a significant portion of its value in issuers in the communication services and information technology industry groups.
Information Technology Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	○Information Technology Industry Risk — Companies in this industry may experience: intense competition, obsolescence of existing technology, and changing economic conditions and government regulation.
Money Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Money Market Instruments Risk — Adverse economic, political or market events affecting issuers of money market instruments, defaults by counterparties or changes in government regulations may have a negative impact on the performance of the Fund. The Fund’s investments in money market instruments through an affiliated ETF are subject to the additional risk that the ETF’s share price may fluctuate, including deviating from its net asset value during illiquid markets or during periods of high redemption activity.
Index Performance Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Index Performance Risk — The Index used by the Fund may underperform other asset classes and may underperform other similar indices. The Index is maintained by a third party provider unaffiliated with the Fund or ProShare Advisors. There can be no guarantee that the methodology underlying the Index or the daily calculation of the Index will be free from error.
Market Price Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Market Price Variance Risk — Investors buy and sell Fund shares in the secondary market at market prices. Market prices may be different from the NAV per share of the Fund (i.e., the secondary market price may trade at a price greater than NAV (a premium) or less than NAV (a discount)). The market price of the Fund’s shares will fluctuate in response to changes in the value of the Fund’s holdings, supply and demand for shares and other market factors.
Early Close Late Close Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.
Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Tax Risk – To qualify for special tax treatment as a regulated investment company (“RIC”), the Fund must meet certain income, asset diversification, and distribution requirements. The Fund’s investment strategies may be limited by the need to meet these requirements. For purposes of the qualifying income requirement, the treatment of the swaps and other derivatives that provide exposure to the Index is not entirely clear, and thus whether the income and gain therefrom is qualifying income is uncertain. If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The federal income tax treatment of the swaps and other derivatives may not be as favorable as a direct investment in an underlying asset and may affect the timing, character and amount of income the Fund realizes from its investments. As a result, a larger portion of the Fund’s distributions may be treated as ordinary income rather than capital gains.
New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●New Fund Risk — The Fund has a limited operating history and started operations with a small asset base. There can be no assurance that the Fund will be successful or grow to or maintain a viable size, that an active trading market for the Fund’s shares will develop or be maintained, or that the Fund’s shares’ listing will continue unchanged.
Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Fund.
Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	●Non-Diversification Risk — The Fund has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty.